UNITED STATES SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.        Name and address of issuer:  MFS  Municipal  Series Trust
                                       c/o MFS Legal Department
                                       Attn:  Bonnie J. Neal
                                       500 Boylston Street
                                       Boston, MA 02116

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2.        The name of each series or class of securities  for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): X

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3.        Investment Company Act File Number:  811-4096
          Securities Act File Number:           2-92915

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4(a).     Last day of fiscal year for which this notice is filed:
          March 31, 2008

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4(b).     Check  box if this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).     Check box if this is the last  time the  issuer  will be  filing  this
          Form.

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5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold                 $1,504,278,938
          during the fiscal year pursuant to                      ______________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                  $  570,761,261
          or repurchased during the fiscal year:                  ______________

  (iii)   Aggregate price of securities redeemed or               $  435,208,545
          repurchased during any prior fiscal year                ______________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

   (iv)   Total available redemption credits [add Items           $1,005,969,806
          5(ii) and 5(iii)]:                                      ______________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)      $  498,309,132
          [subtract  Item 5(iv)from Item 5(i)]:                   ______________

   (vi)   Redemption credits available for use in future          $(           )
          years -if Item 5(i) is less than item 5(iv)[subtract    ______________
          Item5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee             x   0.0000393
          (See Instruction C.9):                                  ______________

 (viii)   Registration fee due [multiply item 5(v) by Item       =$  19,583.55
          5 (vii)] (enter "0" if no fee is due):                  ______________

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6.        Prepaid Shares

          If the response to Item 5(i) was  determined by deducting
          an amount of securities that were registered  under the
          Securities  Act of 1993  pursuant  to rule  24e-2 as in
          effect before  October 11, 1997,  then report the amount
          of securities  (number of shares or other units) deducted
          here:______. If there is a number  of  shares  or other
          units that were registered  pursuant to rule 24e-2
          remaining  unsold at the end of the fiscal year for which
          this form is filed that are  available for use by the
          issuer in future fiscal years, then state that number
          here:                                                   ______________

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

7.        Interest due - if this Form is being filed more than 90
          days after the end of the issuer's  fiscal year (see
          Instruction D):                                        +$_____________

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8.        Total of the amount of the registration fee due plus   =$  19,583.55
          any interest due [line 5(viii) plus line 7]:            $_____________

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9.        Date the  registration fee and any interest payment was sent to the
          Commission's lockbox depository: 6/6/08
          Method of Delivery - Wire Transfer #20080606A1Q002DC0003931143

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)*/s/  SUSAN S. NEWTON, ASSISTANT SECRETARY AND
                                  ASSISTANT CLERK
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                                Susan S. Newton, Assistant Secretary and
                                  Assistant Clerk
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Date: June 12, 2008
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*Please print the name and title of the signing officer below the signature.
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